UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund Class Z (a)	17,561,149	$181,582,276
AB Pooling Portfolio - AB International Growth Portfolio	21,733,816	201,472,472
AB Pooling Portfolio - AB International Value Portfolio	25,379,242	201,764,977
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	13,879,003	99,096,084
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	6,680,024	77,621,875
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	6,390,951	77,010,962
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	18,018,029	232,973,115
AB Pooling Portfolio - AB U.S. Value Portfolio	17,024,512	233,406,060
AB Pooling Portfolio - AB Volatility Management Portfolio	17,347,045	213,195,187

Total Investments - 100.1% (cost $1,306,914,941) (b)		1,518,123,008
Other assets less liabilities - (0.1)%		(1,169,877)

Net Assets - 100.0%		$1,516,953,131

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,815,441 and gross unrealized depreciation of investments was $(11,607,374), resulting in net unrealized appreciation of $211,208,067.

AB Wealth Appreciation Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments) .

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,518,123,008	$	– 0	–	$	– 0	–	$1,518,123,008

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Balanced Wealth Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z (a)	9,669,424	$99,981,847
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	9,539,941	93,586,821
AB Pooling Portfolio - AB Global Core Bond Portfolio	22,485,288	228,450,530
AB Pooling Portfolio - AB High-Yield Portfolio	7,785,261	80,888,867
AB Pooling Portfolio - AB International Growth Portfolio	10,052,016	93,182,190
AB Pooling Portfolio - AB International Value Portfolio	11,730,385	93,256,560
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	7,440,466	53,124,928
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,459,129	28,575,076
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,362,876	28,472,656
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	9,162,690	118,473,577
AB Pooling Portfolio - AB U.S. Value Portfolio	8,675,935	118,947,066
AB Pooling Portfolio - AB Volatility Management Portfolio	16,615,645	204,206,271

Total Investments - 100.1% (cost $1,088,387,394) (b)		1,241,146,389
Other assets less liabilities - (0.1)%		(1,461,890)

Net Assets - 100.0%		$1,239,684,499

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $161,203,288 and gross unrealized depreciation of investments was $(8,444,293), resulting in net unrealized appreciation of $152,758,995.

AB Balanced Wealth Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,241,146,389	$	– 0	–	$	– 0	–	$1,241,146,389

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Multi-Manager Alternative Strategies Fund-Class Z (a)	1,997,009	$20,649,069
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	3,348,070	32,844,565
AB Pooling Portfolio - AB Global Core Bond Portfolio	8,134,945	82,651,039
AB Pooling Portfolio - AB International Growth Portfolio	1,459,138	13,526,207
AB Pooling Portfolio - AB International Value Portfolio	1,704,133	13,547,859
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	701,726	5,010,321
AB Pooling Portfolio - AB Short Duration Bond Portfolio	9,999,893	94,598,990
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	221,374	2,572,371
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	211,068	2,543,371
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,389,299	17,963,642
AB Pooling Portfolio - AB U.S. Value Portfolio	1,309,160	17,948,587
AB Pooling Portfolio - AB Volatility Management Portfolio	3,172,026	38,984,200

Total Investments - 100.2% (cost $309,309,020) (b)		342,840,221
Other assets less liabilities - (0.2)%		(558,682)

Net Assets - 100.0%		$342,281,539

*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,089,039 and gross unrealized depreciation of investments was $(557,838), resulting in net unrealized appreciation of $33,531,201.

AB Conservative Wealth Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$342,840,221	$	– 0	–	$	– 0	–	$342,840,221

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.5%
Financials - 13.6%
Banks - 5.1%
Axis Bank Ltd.	99,480	$910,371
Banco Macro SA (ADR)	10,950	542,244
Bank Hapoalim BM	157,830	827,094
Bank Mandiri Persero Tbk PT	466,000	379,505
Bank of America Corp.	262,600	4,332,900
Bank of Baroda	218,620	556,155
Bank of China Ltd.-Class H	1,868,000	1,235,063
Bank of Montreal	8,860	540,819
Bank of Queensland Ltd.	127,581	1,288,335
China Merchants Bank Co., Ltd.-Class H	214,000	646,675
Citigroup, Inc.	48,247	2,609,198
Citizens Financial Group, Inc.	53,006	1,422,681
Comerica, Inc.	18,700	915,365
Danske Bank A/S	58,510	1,715,117
Fifth Third Bancorp	16,200	327,888
HDFC Bank Ltd.	63,430	1,040,335
ICICI Bank Ltd.	122,950	610,301
ING Groep NV	117,473	1,939,663
Intesa Sanpaolo SpA	226,580	820,828
JPMorgan Chase & Co.	53,643	3,528,636
KeyCorp	16,600	242,028
Mitsubishi UFJ Financial Group, Inc.	364,300	2,686,276
PNC Financial Services Group, Inc. (The)	7,256	694,327
Shinhan Financial Group Co., Ltd.	15,290	572,371
Societe Generale SA	19,569	911,801
Sumitomo Mitsui Financial Group, Inc.	2,800	127,062
SunTrust Banks, Inc.	8,463	361,201
Toronto-Dominion Bank (The)	20,730	902,645
UniCredit SpA	161,830	1,135,401
US Bancorp/MN	5,700	245,727
Wells Fargo & Co.	91,351	5,112,002

		39,180,014

Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	6,750	1,509,705
Bank of New York Mellon Corp. (The)	15,300	663,408
BlackRock, Inc.-Class A	4,200	1,536,276
Goldman Sachs Group, Inc. (The)	7,102	1,464,361
Morgan Stanley	24,159	922,874
Partners Group Holding AG	3,390	1,063,017
State Street Corp.	6,876	535,847
UBS Group AG (a)	198,609	4,274,422

		11,969,910

Consumer Finance - 1.1%
Capital One Financial Corp.	41,000	3,425,960
Discover Financial Services	21,693	1,264,051
Muthoot Finance Ltd.	208,465	645,147
Shriram Transport Finance Co., Ltd.	45,288	583,666
SLM Corp. (a)	96,972	994,933
Springleaf Holdings, Inc. (a)	25,529	1,213,138

		8,126,895

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.-Class B (a)	10,700	1,530,100
Challenger Ltd./Australia	134,260	702,616
Intercontinental Exchange, Inc.	10,882	2,576,640
ORIX Corp.	98,800	1,557,800
Voya Financial, Inc.	21,040	953,322

		7,320,478

Insurance - 3.7%
ACE Ltd.	5,246	558,594
Admiral Group PLC	103,220	2,351,809
AIA Group Ltd.	772,400	5,060,513
Allstate Corp. (The)	44,900	3,022,668
American Financial Group, Inc./OH	23,500	1,492,250
American International Group, Inc.	45,400	2,660,894
Aon PLC	17,655	1,787,039
Assicurazioni Generali SpA	78,462	1,519,649
Aviva PLC	97,746	784,019
BB Seguridade Participacoes SA	138,300	1,447,543
Chubb Corp. (The)	3,712	361,920
First American Financial Corp.	11,503	410,772
Hanover Insurance Group, Inc. (The)	12,133	863,627
Progressive Corp. (The)	9,400	256,996
Prudential PLC	166,240	4,142,624
Suncorp Group Ltd.	55,973	577,204
Travelers Cos., Inc. (The)	8,900	899,968
Unum Group	4,900	171,304

		28,369,393

Real Estate Management & Development - 0.7%
Ayala Land, Inc.	1,065,700	955,758
China Overseas Land & Investment Ltd.	260,000	934,671
Global Logistic Properties Ltd.	1,242,000	2,541,512
Lend Lease Group	56,390	714,098

		5,146,039

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	145,540	2,808,238
LIC Housing Finance Ltd.	80,967	530,786

		3,339,024

		103,451,753

Consumer Discretionary - 13.2%
Auto Components - 1.4%
Aisin Seiki Co., Ltd.	29,500	1,356,055
Continental AG	5,600	1,294,982
Lear Corp.	11,403	1,322,976
Magna International, Inc.-Class A	46,500	2,674,215
Nokian Renkaat Oyj	22,580	728,599
Plastic Omnium SA	19,340	548,254
Sumitomo Electric Industries Ltd.	95,500	1,518,762
Valeo SA	7,190	1,145,375

		10,589,218

Company	Shares	U.S. $ Value
Automobiles - 1.9%
Chongqing Changan Automobile Co., Ltd.-Class B (a)	202,600	538,835
Ford Motor Co.	165,368	2,508,632
General Motors Co.	14,270	513,292
Great Wall Motor Co., Ltd.-Class H	99,000	633,575
Honda Motor Co., Ltd.	54,200	1,863,671
Hyundai Motor Co.	3,910	555,671
Isuzu Motors Ltd.	59,500	805,694
Peugeot SA (a)	58,220	1,211,833
Tata Motors Ltd.	93,618	706,117
Tata Motors Ltd.-Class A	20,976	98,709
Toyota Motor Corp.	71,000	4,897,615

		14,333,644

Diversified Consumer Services - 0.5%
Estacio Participacoes SA	208,200	1,195,763
Kroton Educacional SA	307,500	1,103,074
TAL Education Group (ADR) (a)	38,996	1,412,435

		3,711,272

Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	13,000	7,803
Melco International Development Ltd.	607,000	919,841
Merlin Entertainments PLC (b)	147,402	1,035,206
Sodexo SA	26,210	2,701,383
Starbucks Corp.	88,820	4,615,087
Yum! Brands, Inc.	5,940	535,254

		9,814,574

Household Durables - 0.1%
GoPro, Inc.-Class A (a)	11,779	653,263
PulteGroup, Inc.	8,900	170,702

		823,965

Internet & Catalog Retail - 0.5%
Priceline Group, Inc. (The) (a)	2,168	2,540,983
Vipshop Holdings Ltd. (ADR) (a)	49,660	1,240,010

		3,780,993

Media - 2.4%
Comcast Corp.-Class A	81,064	4,739,001
CTS Eventim AG & Co. KGaA	24,470	870,763
Liberty Global PLC-Class A (a)	3,160	181,795
Liberty Global PLC-Series C (a)	39,077	2,100,389
Thomson Reuters Corp.	5,543	221,498
Time Warner, Inc.	32,676	2,760,468
Vivendi SA	65,751	1,670,670
Walt Disney Co. (The)	50,808	5,607,679

		18,152,263

Multiline Retail - 1.2%
B&M European Value Retail SA	217,341	1,083,750
Dillard’s, Inc.-Class A	10,793	1,252,096
Dollar General Corp.	24,600	1,785,714

Company	Shares	U.S. $ Value
Dollar Tree, Inc. (a)	25,270	1,894,997
Kohl’s Corp.	28,487	1,865,614
Matahari Department Store Tbk PT	184,000	242,202
Target Corp.	9,175	727,761

		8,852,134

Specialty Retail - 2.6%
Foot Locker, Inc.	29,609	1,871,289
Foschini Group Ltd. (The)	52,500	703,599
GameStop Corp.-Class A	39,100	1,697,331
Home Depot, Inc. (The)	48,328	5,384,706
Kingfisher PLC	97,080	550,805
L’Occitane International SA	182,500	537,827
O’Reilly Automotive, Inc. (a)	7,610	1,670,623
Office Depot, Inc. (a)	130,668	1,211,292
Ross Stores, Inc.	7,405	715,841
Sports Direct International PLC (a)	228,438	2,362,368
Staples, Inc.	61,002	1,004,398
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,077	1,385,332
Yamada Denki Co., Ltd.	183,100	768,488

		19,863,899

Textiles, Apparel & Luxury Goods - 1.3%
Cie Financiere Richemont SA	23,895	2,063,825
Eclat Textile Co., Ltd.	65,160	956,909
Global Brands Group Holding Ltd. (a)	1,354,000	301,821
HUGO BOSS AG	10,284	1,175,424
Kering	2,170	380,743
NIKE, Inc.-Class B	40,285	4,095,776
Samsonite International SA	261,000	948,725
Titan Co., Ltd.	39,290	231,726

		10,154,949

		100,076,911

Information Technology - 11.6%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc.	86,978	1,075,483
Cisco Systems, Inc.	60,891	1,784,715
F5 Networks, Inc. (a)	11,019	1,384,978

		4,245,176

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	36,805	2,099,725
Keysight Technologies, Inc. (a)	39,660	1,303,228
Largan Precision Co., Ltd.	7,000	776,582

		4,179,535

Internet Software & Services - 2.7%
Baidu, Inc. (Sponsored ADR) (a)	14,758	2,913,229
Facebook, Inc.-Class A (a)	80,471	6,372,498
Google, Inc.-Class A (a)	2,555	1,393,293
Google, Inc.-Class C (a)	7,345	3,908,348
GrubHub, Inc. (a)	23,390	943,085
LinkedIn Corp.-Class A (a)	4,890	953,208

Company	Shares	U.S. $ Value
Tencent Holdings Ltd.	105,200	2,103,384
Twitter, Inc. (a)	47,540	1,743,292

		20,330,337

IT Services - 1.2%
Booz Allen Hamilton Holding Corp.	14,353	363,849
Tata Consultancy Services Ltd.	21,800	894,836
Visa, Inc.-Class A	93,064	6,391,635
Xerox Corp.	114,998	1,313,277

		8,963,597

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Semiconductor Engineering, Inc.	375,000	534,799
Altera Corp.	26,386	1,288,956
Applied Materials, Inc.	68,672	1,382,368
Infineon Technologies AG	74,520	973,197
Intel Corp.	83,100	2,863,626
Linear Technology Corp.	48,791	2,334,649
Novatek Microelectronics Corp.	221,000	1,200,282
NVIDIA Corp.	64,916	1,436,591
SCREEN Holdings Co., Ltd.	166,000	1,272,235
Sumco Corp.	90,200	1,356,210
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000	685,013
Tokyo Electron Ltd.	18,500	1,188,980

		16,516,906

Software - 2.0%
ANSYS, Inc. (a)	25,422	2,262,558
Aspen Technology, Inc. (a)	14,790	633,012
Dassault Systemes	24,750	1,931,245
Electronic Arts, Inc. (a)	23,212	1,456,669
Microsoft Corp.	84,920	3,979,351
Mobileye NV (a)	50,334	2,369,725
Oracle Corp.	27,809	1,209,413
ServiceNow, Inc. (a)	18,528	1,419,430

		15,261,403

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	93,175	12,138,839
Casetek Holdings Ltd.	114,000	801,985
Catcher Technology Co., Ltd.	49,000	572,001
Hewlett-Packard Co.	100,100	3,343,340
Samsung Electronics Co., Ltd.	1,370	1,611,633

		18,467,798

		87,964,752

Health Care - 9.4%
Biotechnology - 2.0%
Actelion Ltd. (REG) (a)	4,724	660,823
Biogen, Inc. (a)	16,655	6,611,868
Gilead Sciences, Inc. (a)	70,644	7,931,202

		15,203,893

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	16,321	990,195
Essilor International SA	4,390	535,546
Intuitive Surgical, Inc. (a)	10,350	5,048,213
Sartorius AG (Preference Shares)	8,776	1,545,720

		8,119,674

Health Care Providers & Services - 2.2%
Aetna, Inc.	18,249	2,152,835
Anthem, Inc.	19,603	3,290,364
Express Scripts Holding Co. (a)	11,400	993,396
Premier, Inc.-Class A (a)	33,217	1,272,875
Quest Diagnostics, Inc.	11,843	890,949
UnitedHealth Group, Inc.	70,149	8,432,611

		17,033,030

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	9,916	3,012,001
Illumina, Inc. (a)	10,364	2,135,813
Mettler-Toledo International, Inc. (a)	3,939	1,278,914
Quintiles Transnational Holdings, Inc. (a)	19,597	1,366,107

		7,792,835

Pharmaceuticals - 3.1%
Aspen Pharmacare Holdings Ltd. (a)	8,700	261,827
GlaxoSmithKline PLC	128,200	2,848,502
Johnson & Johnson	48,800	4,886,832
Merck & Co., Inc.	43,698	2,660,771
Novo Nordisk A/S-Class B	44,552	2,527,449
Pfizer, Inc.	138,168	4,801,338
Roche Holding AG	11,440	3,487,726
Sun Pharmaceutical Industries Ltd.	110,270	1,673,571

		23,148,016

		71,297,448

Industrials - 7.6%
Aerospace & Defense - 1.4%
Airbus Group NV	30,100	2,048,621
General Dynamics Corp.	4,900	686,784
L-3 Communications Holdings, Inc.	15,411	1,815,570
Northrop Grumman Corp.	3,800	604,884
Rockwell Collins, Inc.	27,230	2,592,024
Safran SA	13,440	950,039
Zodiac Aerospace	60,840	2,215,892

		10,913,814

Air Freight & Logistics - 0.1%
Royal Mail PLC	89,870	720,065

Airlines - 1.3%
Air Canada (a)	39,560	437,718
Alaska Air Group, Inc.	35,214	2,276,233
Delta Air Lines, Inc.	67,322	2,889,460
International Consolidated Airlines Group SA (a)	202,730	1,721,304
JetBlue Airways Corp. (a)	72,977	1,471,216

Company	Shares	U.S. $ Value
Qantas Airways Ltd. (a)	368,546	988,834

		9,784,765

Building Products - 0.1%
Assa Abloy AB-Class B	9,070	535,732

Commercial Services & Supplies - 0.6%
APR Energy PLC	107,932	608,302
Babcock International Group PLC	177,844	3,066,905
Regus PLC	220,837	874,019

		4,549,226

Electrical Equipment - 0.4%
Acuity Brands, Inc.	7,900	1,394,271
AMETEK, Inc.	36,196	1,945,897

		3,340,168

Industrial Conglomerates - 0.7%
Danaher Corp.	31,754	2,741,005
General Electric Co.	85,787	2,339,412

		5,080,417

Machinery - 1.0%
ITT Corp.	30,072	1,283,473
JTEKT Corp.	73,400	1,337,339
Pall Corp.	22,208	2,763,563
Wabtec Corp./DE	23,709	2,378,013

		7,762,388

Marine - 0.2%
AP Moeller-Maersk A/S-Class B	271	522,351
Nippon Yusen KK	470,000	1,414,714

		1,937,065

Professional Services - 1.0%
51job, Inc. (ADR) (a)	5,418	168,175
Bureau Veritas SA	97,149	2,223,814
Capita PLC	118,569	2,273,166
Robert Half International, Inc.	17,210	970,128
Teleperformance	29,759	2,191,810

		7,827,093

Road & Rail - 0.5%
Canadian National Railway Co.	6,320	374,901
CAR, Inc. (a)	147,000	351,625
Central Japan Railway Co.	7,700	1,334,430
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	53,541	306,790
JB Hunt Transport Services, Inc.	13,080	1,098,981

		3,466,727

Trading Companies & Distributors - 0.3%
Brenntag AG	10,540	637,590

Company	Shares	U.S. $ Value
Bunzl PLC	47,970	1,392,635

		2,030,225

		57,947,685

Consumer Staples - 5.1%
Beverages - 0.6%
Asahi Group Holdings Ltd.	12,200	389,934
Molson Coors Brewing Co.-Class B	2,200	161,436
Monster Beverage Corp. (a)	31,652	4,028,667

		4,580,037

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	20,070	2,861,781
CP ALL PCL	215,300	292,806
CVS Health Corp.	69,056	7,069,953
Delhaize Group SA	17,040	1,521,027
Lenta Ltd. (GDR) (a)(b)	142,422	1,210,587
Magnit PJSC (Sponsored GDR) (b)	10,364	540,483
Olam International Ltd.	595,205	875,572
X5 Retail Group NV (GDR) (a)(b)	26,434	516,392

		14,888,601

Food Products - 0.5%
Archer-Daniels-Midland Co.	4,185	221,177
Bunge Ltd.	2,357	218,164
Ingredion, Inc.	6,333	519,116
Mead Johnson Nutrition Co.-Class A	25,389	2,470,350
Unilever PLC	12,770	564,855

		3,993,662

Household Products - 0.4%
Energizer Holdings, Inc.	5,907	836,963
Henkel AG & Co. KGaA	5,380	551,621
Procter & Gamble Co. (The)	20,887	1,637,332

		3,025,916

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	12,652	1,106,164
L’Oreal SA	5,910	1,114,635

		2,220,799

Tobacco - 1.3%
Altria Group, Inc.	23,702	1,213,542
British American Tobacco PLC	76,126	4,204,822
Imperial Tobacco Group PLC	39,721	2,048,319
Japan Tobacco, Inc.	23,100	838,298
Philip Morris International, Inc.	18,777	1,559,805

		9,864,786

		38,573,801

Energy - 3.3%
Energy Equipment & Services - 0.1%
Aker Solutions ASA (b)	54,300	318,747

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.2%
BG Group PLC	121,760	2,122,339
Canadian Natural Resources Ltd.	17,460	538,851
Chevron Corp.	20,300	2,090,900
Exxon Mobil Corp.	55,100	4,694,520
Hess Corp.	37,749	2,548,812
JX Holdings, Inc.	358,300	1,579,798
Lukoil OAO (London) (Sponsored ADR)	10,360	495,167
Marathon Petroleum Corp.	14,482	1,498,308
Murphy Oil Corp.	31,455	1,367,034
Occidental Petroleum Corp.	7,772	607,693
Petroleo Brasileiro SA (Sponsored ADR) (a)	105,700	817,061
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	36,710	1,094,588
SM Energy Co.	22,031	1,152,662
TOTAL SA	31,840	1,606,820
Valero Energy Corp.	38,005	2,251,416

		24,465,969

		24,784,716

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	28,221	974,753
Bezeq The Israeli Telecommunication Corp., Ltd.	225,053	376,519
BT Group PLC	161,030	1,101,363
China Telecom Corp., Ltd.-Class H	1,532,000	1,037,776
Level 3 Communications, Inc. (a)	41,680	2,312,406
Nippon Telegraph & Telephone Corp.	30,400	2,102,451
Telefonica Brasil SA (Preference Shares)	75,700	1,065,545

		8,970,813

Wireless Telecommunication Services - 1.2%
China Mobile Ltd.	78,000	1,029,313
Rogers Communications, Inc.-Class B	9,490	326,533
SK Telecom Co., Ltd.	2,400	530,545
SoftBank Corp.	34,200	2,035,825
Sunrise Communications Group AG (a)(b)	7,193	594,047
Tower Bersama Infrastructure Tbk PT	805,500	573,804
Turkcell Iletisim Hizmetleri AS	148,830	648,687
Vodafone Group PLC	520,067	2,032,937
Vodafone Group PLC (Sponsored ADR)	35,600	1,389,468

		9,161,159

		18,131,972

Materials - 2.3%
Chemicals - 1.9%
Agrium, Inc. (Toronto)	6,130	636,808
Arkema SA	11,235	833,190
CF Industries Holdings, Inc.	5,838	1,844,108
Chr Hansen Holding A/S	19,060	929,717
Essentra PLC	300,795	4,603,732
JSR Corp.	73,900	1,341,274
Koninklijke DSM NV	17,417	1,031,098
LyondellBasell Industries NV-Class A	20,321	2,054,453
Monsanto Co.	9,289	1,086,627

		14,361,007

Company	Shares	U.S. $ Value
Construction Materials - 0.2%
Boral Ltd.	232,720	1,109,406

Metals & Mining - 0.1%
Alcoa, Inc.	18,212	227,650
Goldcorp, Inc.	28,360	503,529

		731,179

Paper & Forest Products - 0.1%
Mondi PLC	44,974	1,015,981

		17,217,573

Utilities - 2.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	21,600	1,215,864
Edison International	34,600	2,104,026
EDP-Energias de Portugal SA	447,810	1,746,989
Electricite de France SA	36,280	891,105
Enel SpA	167,860	815,923
FirstEnergy Corp.	6,551	233,740
Westar Energy, Inc.	22,900	839,743

		7,847,390

Gas Utilities - 0.3%
Atmos Energy Corp.	15,236	823,049
UGI Corp.	46,050	1,722,270

		2,545,319

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp./VA	30,000	408,000
Calpine Corp. (a)	82,326	1,654,753
Huadian Power International Corp., Ltd.-Class H	506,000	584,242

		2,646,995

Multi-Utilities - 0.2%
DTE Energy Co.	2,800	221,844
PG&E Corp.	23,403	1,251,358
Public Service Enterprise Group, Inc.	8,000	341,040

		1,814,242

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	92,900	540,845

		15,394,791

Total Common Stocks (cost $431,316,886)		534,841,402

INVESTMENT COMPANIES - 27.4%
Funds and Investment Trusts - 27.4%
AB Multi-Manager Alternative Strategies Fund Class Z (a)(c)	5,881,421	60,813,890
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (c)	4,759,991	33,986,339
AB Pooling Portfolio-AB Volatility Management Portfolio (c)	9,228,682	113,420,504

Company	Shares	U.S. $ Value
Total Investment Companies (cost $197,044,309)		208,220,733

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $13,105,348)	13,105,348	13,105,348

Total Investments - 99.6% (cost $641,466,543) (e)		756,167,483
Other assets less liabilities - 0.4% (f)		2,997,767

Net Assets - 100.0%		$759,165,250

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4	June 2015	$159,530	$156,486	$(3,044)
FTSE 100 Index Futures	2	June 2015	205,476	212,891	7,415
TOPIX Index Futures	1	June 2015	123,158	134,633	11,475

					$15,846

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	354	USD	528	8/13/15	$(12,582)
BNP Paribas SA	GBP	1,297	USD	2,032	8/13/15	51,152
BNP Paribas SA	USD	5,973	GBP	3,885	8/13/15	(38,613)
Citibank	USD	1,831	AUD	2,302	8/13/15	(77,459)
Deutsche Bank AG	AUD	1,466	USD	1,116	8/13/15	(578)
Deutsche Bank AG	USD	1,436	JPY	171,299	8/13/15	(54,957)
Goldman Sachs Bank USA	BRL	2,491	USD	809	6/02/15	26,806
Goldman Sachs Bank USA	USD	784	BRL	2,491	6/02/15	(1,845)
Goldman Sachs Bank USA	JPY	425,167	USD	3,436	8/13/15	7,521
HSBC Bank USA	BRL	4,003	USD	1,259	6/02/15	2,964
HSBC Bank USA	USD	1,317	BRL	4,003	6/02/15	(60,894)
HSBC Bank USA	GBP	365	USD	536	8/13/15	(21,595)
HSBC Bank USA	HKD	34,139	USD	4,404	8/13/15	1,233
HSBC Bank USA	USD	10,004	CAD	11,977	8/13/15	(383,863)
HSBC Bank USA	USD	1,734	NZD	2,321	8/13/15	(98,114)
Morgan Stanley & Co., Inc.	BRL	2,491	USD	784	6/02/15	1,844
Morgan Stanley & Co., Inc.	USD	791	BRL	2,491	6/02/15	(9,009)
Morgan Stanley & Co., Inc.	BRL	2,491	USD	783	7/02/15	9,566
Royal Bank of Scotland PLC	BRL	4,003	USD	1,364	6/02/15	107,940
Royal Bank of Scotland PLC	USD	1,259	BRL	4,003	6/02/15	(2,964)
Royal Bank of Scotland PLC	ILS	2,927	USD	756	8/13/15	(212)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	TWD	26,362	USD	858	8/13/15	$636
Societe Generale SA	NZD	1,398	USD	988	8/13/15	3,086
Standard Chartered Bank	EUR	7,806	USD	8,865	8/13/15	282,824
Standard Chartered Bank	GBP	3,587	USD	5,466	8/13/15	(13,742)
Standard Chartered Bank	JPY	1,062,534	USD	8,898	8/13/15	329,467
Standard Chartered Bank	USD	1,326	SEK	10,834	8/13/15	(53,611)
State Street Bank & Trust Co.	EUR	536	USD	589	8/13/15	207
State Street Bank & Trust Co.	USD	742	CHF	675	8/13/15	(21,498)
UBS AG	USD	1,497	CHF	1,399	8/13/15	(3,937)
UBS AG	USD	3,164	SGD	4,200	8/13/15	(54,095)

						$ (84,322)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $4,522,252 or 0.6% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,880,714 and gross unrealized depreciation of investments was $(19,179,774), resulting in net unrealized appreciation of $114,700,940.
(f)	An amount of U.S.$29,271 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AB Tax-Managed Wealth Appreciation

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$55,530,664		$47,921,089		$	– 0	–	$103,451,753
Consumer Discretionary	65,151,626		34,925,285			– 0	–	100,076,911
Information Technology	72,957,206		15,007,546			– 0	–	87,964,752
Health Care	56,417,854		14,879,594			– 0	–	71,297,448
Industrials	33,338,610		24,609,075			– 0	–	57,947,685
Consumer Staples	25,655,520		12,918,281			– 0	–	38,573,801
Energy	17,955,383		6,829,333			– 0	–	24,784,716
Telecommunication Services	6,068,705		12,063,267			– 0	–	18,131,972
Materials	6,353,175		10,864,398			– 0	–	17,217,573
Utilities	11,356,532		4,038,259			– 0	–	15,394,791
Investment Companies	208,220,733		– 0	–		– 0	–	208,220,733
Short-Term Investments	13,105,348		– 0	–		– 0	–	13,105,348

Total Investments in Securities	572,111,356		184,056,127			– 0	–	756,167,483
Other Financial Instruments* :
Assets:
Futures	– 0	–	18,890			– 0	–	18,890
Forward Currency Exchange Contracts	– 0	–	825,246			– 0	–	825,246
Liabilities:
Futures	– 0	–	(3,044)			– 0	–	(3,044)
Forward Currency Exchange Contracts	– 0	–	(909,568)			– 0	–	(909,568)

Total+	$572,111,356		$183,987,651		$	– 0	–	$756,099,007

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Balanced Wealth Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 53.7%
Long-Term Municipal Bonds - 52.4%
Alabama - 4.3%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/18	$2,040	$2,261,728
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/25	3,980	4,586,711

		6,848,439

Arizona - 2.0%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	2,100	2,454,900
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/26	410	481,631
Industrial Development Authority of the County of Pima (The) (Global Water Resources LLC)
Series 2006
5.45%, 12/01/17	200	202,442

		3,138,973

California - 3.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20 (a)	1,905	2,223,459
California GO
Series 2005
5.00%, 3/01/16	2,225	2,304,054
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	427,243

		4,954,756

Colorado - 2.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,356,823
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)	710	248,500
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,673,210
Todd Creek Village Metropolitan District No 1
Series 2004
5.60%, 12/01/14 (b)	260	161,200

		3,439,733

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.9%
Connecticut GO
Series 2014C
5.00%, 6/15/17	3,275	3,548,397
Connecticut Spl Tax Obl
Series 2012
5.00%, 1/01/27	2,390	2,762,601

		6,310,998

District of Columbia - 0.8%
District of Columbia GO
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,341,768

Florida - 5.0%
Citizens Property Insurance Corp.
NATL Series 2007A
5.00%, 3/01/16 (Pre-refunded/ETM)	3,000	3,104,310
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	787,945
Florida State Board of Education (State of Florida)
Series 2015B
5.00%, 6/01/17	285	308,755
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (b)(c)	105	37,800
Miami Dade Cnty FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	647,108
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (b)(d)	25	12,500
Series 2010A-1
6.125%, 5/01/35 (b)	15	15,015
Series 2010A-2
6.125%, 5/01/35 (b)	35	35,028
Series 2010B
5.125%, 5/01/17 (b)	45	45,402
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	80	80,332
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22	1,165	1,340,227
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,380	1,626,689
Villages of Westport Community Development District
Series 2005A
5.125%, 5/01/15 (b)(c)(e)	80	22,880

		8,063,991

	Principal Amount (000)	U.S. $ Value
Georgia - 1.4%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	1,980	2,272,644

Hawaii - 1.9%
Hawaii GO
Series 2013E
5.00%, 8/01/16	485	510,933
State of Hawaii
Series 2013E
5.00%, 8/01/15	2,465	2,484,498

		2,995,431

Illinois - 0.5%
Illinois State Toll Highway Authority
Series 2013B
5.00%, 12/01/18	305	342,317
State of Illinois
Series 2013
5.00%, 7/01/22	315	340,694
Series 2014
5.00%, 4/01/20	75	80,818

		763,829

Indiana - 1.9%
Indiana Bond Bank Gas (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,221,132
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	160,656
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/25	580	678,037

		3,059,825

Massachusetts - 0.1%
Commonwealth of Massachusetts
NATL Series 2000E
0.12%, 12/01/30 (f)(g)	100	93,322

Michigan - 1.6%
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,092,424
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	363,968

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,123,210

		2,579,602

Minnesota - 0.3%
Minneapolis Special School District No 1 COP
Series 2013D
5.00%, 2/01/16	460	474,140

Nebraska - 0.1%
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	176,666

Nevada - 0.2%
Clark County School District
Series 2015A
5.00%, 6/15/18	315	349,354

New Jersey - 3.6%
New Jersey EDA (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,373,593
New Jersey State Turnpike Authority
Series 2014A
5.00%, 1/01/29	1,870	2,134,904
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	339,909
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	700	746,158
5.00%, 6/15/20	1,140	1,238,553

		5,833,117

New York - 5.2%
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/23	460	545,624
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/15-11/01/26	2,780	3,192,828
5.00%, 11/01/15 (Pre-refunded/ETM)	95	96,889
New York NY GO
Series 2012G
5.00%, 4/01/16	870	904,078
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2013A
5.00%, 7/01/26	205	240,309

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.175%, 10/01/36 (f)(g)	375	342,542
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	425	478,189
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,172,670
Series 2013B
5.00%, 11/15/20	1,215	1,425,608

		8,398,737

North Carolina - 0.8%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21	150	173,208
State of North Carolina
Series 2010B
5.00%, 6/01/17	1,000	1,086,060

		1,259,268

Pennsylvania - 1.4%
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania)
Series 2015
4.00%, 10/01/18	1,000	1,090,720
Pennsylvania Turnpike Commission
Series 2014C
5.00%, 12/01/26	1,000	1,161,490
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (b)(c)	55	41,250

		2,293,460

Texas - 6.1%
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,000	1,077,760
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/22	1,425	1,577,632
Grand Parkway Transportation Corp
Series 2014A
3.00%, 12/15/16	1,710	1,769,337
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	726,653
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21	1,390	1,540,217

	Principal Amount (000)	U.S. $ Value
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,765	3,075,427

		9,767,026

Utah - 0.9%
Utah GO
Series 2010C
5.00%, 7/01/17	1,345	1,464,665

Virginia - 0.9%
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant)
Series 2013
5.00%, 3/15/16	1,370	1,421,334

Washington - 2.6%
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/24	1,815	2,133,641
County of King WA
Series 2012
5.00%, 6/01/15	380	380,000
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F
5.00%, 9/01/16	700	738,395
Series 2012F-1
5.00%, 9/01/22	535	631,648
State of Washington COP
Series 2015
5.00%, 7/01/18	225	250,108

		4,133,792

Wisconsin - 1.7%
State of Wisconsin
Series 2010C
5.00%, 5/01/18	2,470	2,744,466

Total Long-Term Municipal Bonds (cost $81,764,513)		84,179,336

Short-Term Municipal Notes - 1.3%
Mississippi - 0.2%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010H
0.06%, 11/01/35 (h)	315	315,000

Wyoming - 1.1%
Lincoln Cnty WY PCR (Generic Municipal Bond)
0.06%, 7/01/17 (h)	1,820	1,820,000

Company	Shares	U.S. $ Value
Total Short-Term Municipal Notes (cost $2,135,000)		2,135,000

Total Municipal Obligations (cost $83,899,513)		86,314,336

COMMON STOCKS - 27.2%
Financials - 5.3%
Banks - 2.0%
Axis Bank Ltd.	7,750	70,923
Banco Macro SA (ADR)	860	42,587
Bank Hapoalim BM	12,050	63,147
Bank Mandiri Persero Tbk PT	38,500	31,354
Bank of America Corp.	21,700	358,050
Bank of Baroda	14,850	37,778
Bank of China Ltd.-Class H	161,000	106,448
Bank of Montreal	690	42,118
Bank of Queensland Ltd.	11,027	111,353
China Merchants Bank Co., Ltd.-Class H	14,500	43,817
Citigroup, Inc.	3,977	215,076
Citizens Financial Group, Inc.	4,473	120,055
Comerica, Inc.	1,700	83,215
Danske Bank A/S	4,780	140,117
Fifth Third Bancorp	1,200	24,288
HDFC Bank Ltd.	4,950	81,187
ICICI Bank Ltd.	10,650	52,865
ING Groep NV	9,444	155,935
Intesa Sanpaolo SpA	20,510	74,301
JPMorgan Chase & Co.	4,944	325,216
KeyCorp	1,204	17,554
Mitsubishi UFJ Financial Group, Inc.	29,300	216,052
PNC Financial Services Group, Inc. (The)	650	62,199
Shinhan Financial Group Co., Ltd.	1,300	48,665
Societe Generale SA	1,635	76,181
Toronto-Dominion Bank (The)	1,780	77,506
UniCredit SpA	12,950	90,857
Wells Fargo & Co.	7,163	400,842

		3,169,686

Capital Markets - 0.6%
Affiliated Managers Group, Inc. (d)	559	125,026
Bank of New York Mellon Corp. (The)	1,750	75,880
BlackRock, Inc.-Class A	354	129,486
Goldman Sachs Group, Inc. (The)	593	122,271
Morgan Stanley	2,091	79,876
Partners Group Holding AG	270	84,665
State Street Corp.	577	44,965
UBS Group AG (d)	15,713	338,172

		1,000,341

Consumer Finance - 0.4%
Capital One Financial Corp.	3,100	259,036
Discover Financial Services	1,818	105,935
Muthoot Finance Ltd.	15,040	46,545
Shriram Transport Finance Co., Ltd.	3,530	45,494
SLM Corp. (d)	6,900	70,794
Springleaf Holdings, Inc. (d)	2,151	102,216

		630,020

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.-Class B (d)	950	135,850
Challenger Ltd./Australia	11,340	59,345
Intercontinental Exchange, Inc.	900	213,102
ORIX Corp.	7,700	121,407
Voya Financial, Inc.	1,728	78,296

		608,000

Insurance - 1.4%
ACE Ltd.	425	45,254
Admiral Group PLC	8,190	186,604
AIA Group Ltd.	61,400	402,273
Allstate Corp. (The)	3,500	235,620
American Financial Group, Inc./OH	1,800	114,300
American International Group, Inc.	3,800	222,718
Aon PLC	1,400	141,708
Assicurazioni Generali SpA	6,140	118,919
Aviva PLC	7,200	57,751
BB Seguridade Participacoes SA	10,700	111,994
Chubb Corp. (The)	326	31,785
First American Financial Corp.	1,046	37,353
Hanover Insurance Group, Inc. (The)	1,200	85,416
Progressive Corp. (The)	850	23,239
Prudential PLC	13,660	340,401
Suncorp Group Ltd.	4,220	43,517
Travelers Cos., Inc. (The)	1,100	111,232
Unum Group	550	19,228

		2,329,312

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	79,600	71,388
China Overseas Land & Investment Ltd.	22,000	79,088
Global Logistic Properties Ltd.	98,000	200,538
Lend Lease Group	4,720	59,772

		410,786

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	11,450	220,931
LIC Housing Finance Ltd.	5,690	37,301

		258,232

		8,406,377

Consumer Discretionary - 5.1%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	2,500	114,920
Continental AG	465	107,530
Lear Corp.	973	112,887
Magna International, Inc.-Class A	3,552	204,275
Nokian Renkaat Oyj	2,100	67,762
Plastic Omnium SA	1,570	44,507
Sumitomo Electric Industries Ltd.	6,900	109,733
Valeo SA	526	83,792

		845,406

Company	Shares	U.S. $ Value
Automobiles - 0.8%
Chongqing Changan Automobile Co., Ltd.-Class B (d)	16,700	44,415
Ford Motor Co.	13,500	204,795
General Motors Co.	2,175	78,235
Great Wall Motor Co., Ltd.-Class H	9,000	57,598
Honda Motor Co., Ltd.	4,400	151,294
Hyundai Motor Co.	280	39,792
Isuzu Motors Ltd.	4,600	62,289
Peugeot SA (d)	5,360	111,567
Tata Motors Ltd.	6,206	46,809
Tata Motors Ltd.-Class A	3,659	17,219
Toyota Motor Corp.	5,800	400,087

		1,214,100

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	16,000	91,893
Kroton Educacional SA	23,900	85,735
TAL Education Group (ADR) (d)	3,199	115,868

		293,496

Hotels, Restaurants & Leisure - 0.5%
Melco International Development Ltd.	47,000	71,223
Merlin Entertainments PLC (i)	10,797	75,828
Sodexo SA	2,080	214,379
Starbucks Corp.	7,600	394,896
Yum! Brands, Inc.	460	41,451

		797,777

Household Durables - 0.0%
GoPro, Inc.-Class A (d)	990	54,905

Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (The) (d)	178	208,623
Vipshop Holdings Ltd. (ADR) (d)	3,870	96,634

		305,257

Media - 0.9%
Comcast Corp.-Class A	6,438	376,366
CTS Eventim AG & Co. KGaA	1,910	67,967
Liberty Global PLC-Series C (d)	3,484	187,265
Thomson Reuters Corp.	488	19,500
Time Warner, Inc.	2,865	242,035
Vivendi SA	5,340	135,684
Walt Disney Co. (The)	4,172	460,464

		1,489,281

Multiline Retail - 0.5%
B&M European Value Retail SA	17,315	86,340
Dillard’s, Inc.-Class A	900	104,409
Dollar General Corp.	2,100	152,439
Dollar Tree, Inc. (d)	2,100	157,479
Kohl’s Corp.	2,350	153,901
Matahari Department Store Tbk PT	15,000	19,745

Company	Shares	U.S. $ Value
Target Corp.	764	60,600

		734,913

Specialty Retail - 1.0%
Foot Locker, Inc.	2,300	145,360
Foschini Group Ltd. (The)	4,250	56,958
GameStop Corp.-Class A	3,500	151,935
Home Depot, Inc. (The)	4,045	450,694
Kingfisher PLC	8,320	47,205
L’Occitane International SA	13,000	38,311
O’Reilly Automotive, Inc. (d)	660	144,890
Office Depot, Inc. (d)	11,376	105,456
Ross Stores, Inc.	647	62,545
Sports Direct International PLC (d)	18,172	187,924
Staples, Inc.	5,147	84,745
Ulta Salon Cosmetics & Fragrance, Inc. (d)	747	114,007
Yamada Denki Co., Ltd.	14,900	62,537

		1,652,567

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	1,905	164,536
Eclat Textile Co., Ltd.	5,080	74,603
Global Brands Group Holding Ltd. (d)	112,000	24,966
Hugo Boss AG	830	94,866
Kering	170	29,828
NIKE, Inc.-Class B	3,364	342,018
Samsonite International SA	20,200	73,426
Titan Co., Ltd.	3,020	17,811

		822,054

		8,209,756

Information Technology - 4.6%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.	6,156	76,119
Cisco Systems, Inc.	5,001	146,579
F5 Networks, Inc. (d)	960	120,663

		343,361

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	3,163	180,449
Keysight Technologies, Inc. (d)	3,295	108,274

		288,723

Internet Software & Services - 1.1%
Baidu, Inc. (Sponsored ADR) (d)	1,214	239,643
Facebook, Inc.-Class A (d)	6,720	532,157
Google, Inc.-Class A (d)	212	115,608
Google, Inc.-Class C (d)	633	336,826
GrubHub, Inc. (d)	1,950	78,624
LinkedIn Corp.-Class A (d)	402	78,362
Tencent Holdings Ltd.	8,700	173,949
Twitter, Inc. (d)	3,980	145,946

		1,701,115

Company	Shares	U.S. $ Value
IT Services - 0.5%
Booz Allen Hamilton Holding Corp.	1,711	43,374
Tata Consultancy Services Ltd.	1,700	69,781
Visa, Inc.-Class A	8,100	556,308
Xerox Corp.	9,682	110,568

		780,031

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc.	57,000	81,289
Altera Corp.	2,214	108,154
Applied Materials, Inc.	4,840	97,429
Infineon Technologies AG	6,300	82,275
Intel Corp.	8,300	286,018
Linear Technology Corp.	4,039	193,266
Novatek Microelectronics Corp.	18,000	97,761
NVIDIA Corp.	5,403	119,568
Screen Holdings Co., Ltd.	15,000	114,961
Sumco Corp.	7,500	112,767
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	57,085
Tokyo Electron Ltd.	1,600	102,831

		1,453,404

Software - 0.8%
ANSYS, Inc. (d)	2,153	191,617
Aspen Technology, Inc. (d)	1,230	52,644
Dassault Systemes	1,940	151,378
Electronic Arts, Inc. (d)	1,697	106,495
Microsoft Corp.	6,800	318,648
Mobileye NV (d)	4,195	197,501
Oracle Corp.	2,442	106,202
ServiceNow, Inc. (d)	1,526	116,907

		1,241,392

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	7,651	996,772
Casetek Holdings Ltd.	8,000	56,280
Catcher Technology Co., Ltd.	4,000	46,694
Hewlett-Packard Co.	7,900	263,860
Samsung Electronics Co., Ltd.	110	129,401

		1,493,007

		7,301,033

Health Care - 3.6%
Biotechnology - 0.8%
Actelion Ltd. (REG) (d)	370	51,758
Biogen, Inc. (d)	1,384	549,434
Gilead Sciences, Inc. (d)	5,995	673,059

		1,274,251

Health Care Equipment & Supplies - 0.4%
Align Technology, Inc. (d)	1,426	86,516
Essilor International SA	345	42,087
Intuitive Surgical, Inc. (d)	863	420,928
Sartorius AG (Preference Shares)	718	126,462

		675,993

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.9%
Aetna, Inc.	1,500	176,955
Anthem, Inc.	1,600	268,560
Catamaran Corp. (d)	250	14,967
Express Scripts Holding Co.	1,100	95,854
Premier, Inc.-Class A (d)	2,909	111,473
Quest Diagnostics, Inc.	194	14,594
UnitedHealth Group, Inc.	6,387	767,781

		1,450,184

Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE	791	240,268
Illumina, Inc. (d)	879	181,144
Mettler-Toledo International, Inc. (d)	333	108,118
Quintiles Transnational Holdings, Inc. (d)	1,630	113,627

		643,157

Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd. (d)	670	20,164
GlaxoSmithKline PLC	9,710	215,748
Johnson & Johnson	3,000	300,420
Merck & Co., Inc.	3,300	200,937
Novo Nordisk A/S-Class B	3,500	198,556
Pfizer, Inc.	11,392	395,872
Roche Holding AG	898	273,775
Sun Pharmaceutical Industries Ltd.	8,610	130,674

		1,736,146

		5,779,731

Industrials - 2.9%
Aerospace & Defense - 0.6%
Airbus Group NV	2,350	159,942
General Dynamics Corp.	425	59,568
L-3 Communications Holdings, Inc.	1,196	140,901
Northrop Grumman Corp.	510	81,182
Rockwell Collins, Inc.	2,210	210,370
Safran SA	1,070	75,635
Zodiac Aerospace	4,625	168,450

		896,048

Air Freight & Logistics - 0.0%
Royal Mail PLC	7,590	60,813

Airlines - 0.5%
Air Canada (d)	2,940	32,530
Alaska Air Group, Inc.	2,925	189,072
Delta Air Lines, Inc.	5,497	235,931
International Consolidated Airlines Group SA (d)	16,250	137,973
JetBlue Airways Corp. (d)	5,580	112,493
Qantas Airways Ltd. (d)	32,780	87,951

		795,950

Company	Shares	U.S. $ Value
Building Products - 0.0%
Assa Abloy AB-Class B	720	42,528

Commercial Services & Supplies - 0.2%
APR Energy PLC	8,565	48,272
Babcock International Group PLC	14,090	242,981
Regus PLC	18,010	71,279

		362,532

Electrical Equipment - 0.2%
Acuity Brands, Inc.	660	116,483
AMETEK, Inc.	2,876	154,614

		271,097

Industrial Conglomerates - 0.2%
Danaher Corp.	2,647	228,489
General Electric Co.	5,900	160,893

		389,382

Machinery - 0.4%
ITT Corp.	2,430	103,712
JTEKT Corp.	6,400	116,607
Pall Corp.	1,829	227,601
Wabtec Corp./DE	1,953	195,886

		643,806

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	19	36,623
Nippon Yusen KK	37,000	111,371

		147,994

Professional Services - 0.4%
51job, Inc. (ADR) (d)	476	14,775
Bureau Veritas SA	7,752	177,449
Capita PLC	9,468	181,517
Robert Half International, Inc.	1,430	80,609
Teleperformance	2,435	179,343

		633,693

Road & Rail - 0.2%
Canadian National Railway Co.	510	30,253
CAR, Inc. (d)	11,000	26,312
Central Japan Railway Co.	600	103,982
Globaltrans Investment PLC (Sponsored GDR) (d)(i)	4,500	25,785
JB Hunt Transport Services, Inc.	1,100	92,422

		278,754

Trading Companies & Distributors - 0.1%
Brenntag AG	800	48,394
Bunzl PLC	3,720	107,997

		156,391

		4,678,988

Company	Shares	U.S. $ Value
Consumer Staples - 2.0%
Beverages - 0.2%
Asahi Group Holdings Ltd.	900	28,766
Molson Coors Brewing Co.-Class B	200	14,676
Monster Beverage Corp. (d)	2,638	335,764

		379,206

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,730	246,681
CP ALL PCL	17,700	24,072
CVS Health Corp.	5,995	613,768
Delhaize Group SA	1,360	121,397
Lenta Ltd. (GDR) (d)(i)	11,791	100,223
Magnit PJSC (Sponsored GDR) (i)	750	39,112
Olam International Ltd.	45,136	66,397
X5 Retail Group NV (GDR) (d)(i)	2,163	42,255

		1,253,905

Food Products - 0.2%
Archer-Daniels-Midland Co.	850	44,923
Bunge Ltd.	174	16,105
Ingredion, Inc.	531	43,526
Mead Johnson Nutrition Co.-Class A	2,195	213,574
Unilever PLC	880	38,925

		357,053

Household Products - 0.2%
Energizer Holdings, Inc.	619	87,706
Henkel AG & Co. KGaA	440	45,114
Procter & Gamble Co. (The)	1,973	154,664

		287,484

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,090	95,299
L’Oreal SA	380	71,668

		166,967

Tobacco - 0.5%
Altria Group, Inc.	2,191	112,179
British American Tobacco PLC	6,245	344,943
Imperial Tobacco Group PLC	2,960	152,640
Japan Tobacco, Inc.	1,900	68,951
Philip Morris International, Inc.	1,589	131,998

		810,711

		3,255,326

Energy - 1.2%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (i)	5,430	31,875

Oil, Gas & Consumable Fuels - 1.2%
BG Group PLC	10,090	175,874
Canadian Natural Resources Ltd.	1,450	44,750
Chevron Corp.	1,200	123,600
Exxon Mobil Corp.	4,800	408,960
Hess Corp.	3,262	220,250

Company	Shares	U.S. $ Value
JX Holdings, Inc.	28,000	123,456
LUKOIL OAO (London) (Sponsored ADR)	720	34,373
LUKOIL OAO (Sponsored ADR)	160	7,680
Marathon Petroleum Corp.	1,309	135,429
Murphy Oil Corp.	2,421	105,217
Petroleo Brasileiro SA (Sponsored ADR) (d)	8,850	68,411
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,018	89,988
SM Energy Co.	1,794	93,862
TOTAL SA	2,600	131,210
Valero Energy Corp.	2,900	171,796

		1,934,856

		1,966,731

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	3,131	108,145
Bezeq The Israeli Telecommunication Corp., Ltd.	18,048	30,195
BT Group PLC	13,180	90,144
China Telecom Corp., Ltd.-Class H	118,000	79,933
Level 3 Communications, Inc. (d)	3,490	193,625
Nippon Telegraph & Telephone Corp.	2,400	165,983
Telefonica Brasil SA (Preference Shares)	5,800	81,640

		749,665

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	6,000	79,178
Rogers Communications, Inc.-Class B	780	26,838
SK Telecom Co., Ltd.	200	44,212
SoftBank Corp.	2,700	160,723
Sunrise Communications Group AG (d)(i)	522	43,110
Tower Bersama Infrastructure Tbk PT	62,000	44,166
Turkcell Iletisim Hizmetleri AS	9,300	40,535
Vodafone Group PLC	39,738	155,336
Vodafone Group PLC (Sponsored ADR)	2,800	109,284

		703,382

		1,453,047

Materials - 0.8%
Chemicals - 0.7%
Agrium, Inc. (Toronto)	500	51,942
Arkema SA	1,020	75,643
CF Industries Holdings, Inc.	500	157,940
Chr Hansen Holding A/S	1,230	59,997
Essentra PLC	23,766	363,744
JSR Corp.	6,000	108,899
Koninklijke DSM NV	1,310	77,553
LyondellBasell Industries NV-Class A	1,350	136,485
Monsanto Co.	824	96,392

		1,128,595

Construction Materials - 0.1%
Boral Ltd.	19,590	93,388

Metals & Mining - 0.0%
Goldcorp, Inc.	1,810	32,136

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
Mondi PLC	3,370	76,130

		1,330,249

Utilities - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,900	106,951
Edison International	2,700	164,187
EDP-Energias de Portugal SA	35,730	139,389
Electricite de France SA	3,080	75,650
Enel SpA	12,870	62,558
FirstEnergy Corp.	573	20,445
Westar Energy, Inc.	2,000	73,340

		642,520

Gas Utilities - 0.1%
Atmos Energy Corp.	700	37,814
UGI Corp.	4,050	151,470

		189,284

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp./VA	2,185	29,716
Calpine Corp. (d)	6,949	139,675
Huadian Power International Corp., Ltd.-Class H	42,000	48,494

		217,885

Multi-Utilities - 0.1%
PG&E Corp.	1,902	101,700
Public Service Enterprise Group, Inc.	700	29,841

		131,541

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	7,500	43,664

		1,224,894

Total Common Stocks (cost $34,454,452)		43,606,132

INVESTMENT COMPANIES - 18.8%
Funds and Investment Trusts - 18.8%
AB Multi-Manager Alternative Strategies Fund Class Z (d)(j)	879,671	9,095,796
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (j)	634,197	4,528,170
AB Pooling Portfolio-AB Volatility Management Portfolio (j)	1,344,586	16,524,966

Total Investment Companies (cost $28,479,951)		30,148,932

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (j)(k) (cost $214,324)	214,324	214,324

Company	Shares	U.S. $ Value
Total Investments - 99.8% (cost $147,048,240) (l)		$160,283,724
Other assets less liabilities - 0.2% (m)		267,004

Net Assets - 100.0%		$160,550,728

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1	June 2015	$39,883	$39,122	$(761)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	352	USD$	111	6/02/15	$261
Goldman Sachs Bank USA	USD	114	BRL	352	6/02/15	(3,151)
HSBC Bank USA	HKD	3,015	USD	389	8/13/15	109
HSBC Bank USA	USD	641	CAD	767	8/13/15	(24,582)
Morgan Stanley & Co., Inc.	BRL	190	USD	60	6/02/15	141
Morgan Stanley & Co., Inc.	USD	60	BRL	190	6/02/15	(687)
Morgan Stanley & Co., Inc.	BRL	190	USD	60	7/02/15	730
Royal Bank of Scotland PLC	BRL	542	USD	185	6/02/15	14,615
Royal Bank of Scotland PLC	USD	171	BRL	542	6/02/15	(402)
Royal Bank of Scotland PLC	TWD	1,363	USD	44	8/13/15	33
Standard Chartered Bank	EUR	474	USD	538	8/13/15	17,174
Standard Chartered Bank	GBP	228	USD	347	8/13/15	(874)
Standard Chartered Bank	JPY	92,347	USD	773	8/13/15	28,635
State Street Bank & Trust Co.	AUD	172	USD	132	8/13/15	1,143
State Street Bank & Trust Co.	CAD	103	USD	83	8/13/15	(139)
State Street Bank & Trust Co.	EUR	280	USD	315	8/13/15	6,890
State Street Bank & Trust Co.	GBP	109	USD	164	8/13/15	(2,416)
State Street Bank & Trust Co.	GBP	178	USD	279	8/13/15	7,524
State Street Bank & Trust Co.	ILS	238	USD	62	8/13/15	214
State Street Bank & Trust Co.	JPY	41,449	USD	336	8/13/15	1,627
State Street Bank & Trust Co.	NZD	117	USD	83	8/13/15	160
State Street Bank & Trust Co.	USD	137	AUD	172	8/13/15	(6,163)
State Street Bank & Trust Co.	USD	218	CAD	262	8/13/15	(7,202)
State Street Bank & Trust Co.	USD	62	CHF	56	8/13/15	(1,784)
State Street Bank & Trust Co.	USD	107	CHF	100	8/13/15	64
State Street Bank & Trust Co.	USD	314	GBP	203	8/13/15	(4,171)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	264	GBP	173	8/13/15	$112
State Street Bank & Trust Co.	USD	211	JPY	25,318	8/13/15	(7,072)
State Street Bank & Trust Co.	USD	142	NZD	190	8/13/15	(7,870)
State Street Bank & Trust Co.	USD	113	SEK	923	8/13/15	(4,353)
State Street Bank & Trust Co.	USD	263	SGD	349	8/13/15	(4,781)

						$3,785

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$900	3/04/24	2.493%	CPI	#	$(66,567)
Bank of America, NA	600	7/09/24	2.613%	CPI	#	(51,238)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(140,188)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(2,109)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(221,191)
Citibank	2,000	5/05/18	1.843%	CPI	#	(7,834)
Citibank	450	8/26/20	2.298%	CPI	#	(24,585)
Citibank	300	5/24/23	2.533%	CPI	#	(26,684)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(133,264)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(27,060)

						$(700,720)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Variable rate coupon, rate shown as of May 31, 2015.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2015 and the aggregate market value of these securities amounted to $435,864 or 0.27% of net assets.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $358,188 or 0.2% of net assets.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(l)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,827,264 and gross unrealized depreciation of investments was $(2,591,780), resulting in net unrealized appreciation of $13,235,484.
(m)	An amount of U.S. $4,001 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

As of May 31, 2015, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.2% and 3.6%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
NATL	-	National Interstate Corporation
PCR	-	Pollution Control Revenue Bond
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

AB Tax-Managed Balanced Wealth Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$85,315,098		$999,238		$86,314,336
Common Stocks:
Financials		4,583,325		3,823,052		– 0	–	8,406,377
Consumer Discretionary		5,398,923		2,810,833		– 0	–	8,209,756
Information Technology		6,094,362		1,206,671		– 0	–	7,301,033
Health Care		4,610,913		1,168,818		– 0	–	5,779,731
Industrials		2,721,184		1,957,804		– 0	–	4,678,988
Consumer Staples		2,250,198		1,005,128		– 0	–	3,255,326
Energy		1,406,648		560,083		– 0	–	1,966,731
Telecommunication Services		519,532		933,515		– 0	–	1,453,047
Materials		474,895		855,354		– 0	–	1,330,249
Utilities		898,803		326,091		– 0	–	1,224,894
Investment Companies		30,148,932		– 0	–	– 0	–	30,148,932
Short-Term Investments		214,324		– 0	–	– 0	–	214,324

Total Investments in Securities		59,322,039		99,962,447		999,238		160,283,724
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	79,432		– 0	–	79,432
Liabilities:
Futures		– 0	–	(761)		– 0	–	(761)
Forward Currency Exchange Contracts		– 0	–	(75,647)		– 0	–	(75,647)
Inflation (CPI) Swaps		– 0	–	(700,720)		– 0	–	(700,720)

Total^		$59,322,039		$99,264,751		$999,238		$159,586,028

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations		Total
Balance as of 8/31/14	$940,771		$940,771
Accrued discounts/(premiums)	(377)		(377)
Realized gain (loss)	(9,234)		(9,234)
Change in unrealized appreciation/depreciation	46,371		46,371
Purchases	99,051		99,051
Sales	(77,344)		(77,344)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/15	$999,238		$999,238

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$27,171		$27,171

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Conservative Wealth Strategy

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.7%
Long-Term Municipal Bonds - 67.7%
Alabama - 1.3%
Alabama Public School & College Authority
Series 2012A
5.00%, 3/01/17	$590	$632,940

Alaska - 1.5%
Municipality of Anchorage AK
Series 2012B
5.00%, 8/01/15	775	781,223

Arizona - 1.6%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24	675	789,912

Arkansas - 0.3%
State of Arkansas
Series 2014
5.00%, 10/01/16	140	148,403

California - 0.9%
State of California
Series 2012
5.00%, 9/01/20	270	316,294
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	130	156,077

		472,371

Colorado - 3.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	563,710
Denver City & County Board of Water Commissioners
Series 2012B
5.00%, 12/15/15	800	820,720
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/16-12/01/21	415	449,501

		1,833,931

Connecticut - 0.2%
State of Connecticut
Series 2014A
5.00%, 3/01/30	70	79,713

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/16	275	290,788

	Principal Amount (000)	U.S. $ Value
Florida - 8.5%
Central Florida Expressway Authority
Series 2013B
5.00%, 7/01/22	155	183,077
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	110	127,164
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/19	1,140	1,303,476
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/24	205	237,923
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/15	375	379,628
Florida Department of Environmental Protection
Series 2008B
5.25%, 7/01/16-7/01/17	910	973,154
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	300	314,925
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
3.00%, 11/15/15	200	202,318
State of Florida
Series 2012B
5.00%, 7/01/17	550	597,503

		4,319,168

Georgia - 3.6%
Fulton County Development Authority (Robert W Woodruff Arts Center, Inc.)
Series 2009B
5.25%, 3/15/24	305	345,223
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	385	410,237
Municipal Electric Authority of Georgia
Series 2008A
5.25%, 1/01/17	190	203,197
Series 2012B
5.00%, 1/01/18	555	610,006
State of Georgia
Series 2012A
5.00%, 7/01/16	265	278,391

		1,847,054

Illinois - 2.3%
State of Illinois
Series 2012
5.00%, 8/01/15-8/01/23	335	349,213

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 5/01/22-5/01/28	160	171,569
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/16	385	402,259
Series 2012B
5.00%, 6/15/19	255	255,416

		1,178,457

Indiana - 1.1%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	75	79,658
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/20	150	174,271
Indiana Finance Authority (Indiana Finance Authority SRF)
Series 2012B
5.00%, 2/01/27	275	317,826

		571,755

Iowa - 0.6%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	280	313,552

Kentucky - 1.0%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2014A
5.00%, 9/01/25	440	523,076

Louisiana - 0.9%
City of New Orleans LA
NATL Series 2005
5.25%, 12/01/20	450	460,499

Massachusetts - 2.1%
Commonwealth of Massachusetts
AGM Series 2006C
0.806%, 11/01/19 (a)	300	306,507
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2014
5.00%, 6/15/16	200	209,754
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/16	540	565,186

		1,081,447

	Principal Amount (000)	U.S. $ Value
Michigan - 2.7%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
0.784%, 7/01/32 (b)	410	354,170
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/20	915	1,044,326

		1,398,496

Missouri - 1.3%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	375	394,710
Springfield Public Utilities Board
Series 2015
5.00%, 8/01/21 (c)	235	276,597

		671,307

Nevada - 2.1%
State of Nevada (State of Nevada Fuel Tax)
Series 2012
5.00%, 12/01/16	325	345,738
State of Nevada (State of Nevada Unemployment)
Series 2013
5.00%, 12/01/16	685	729,669

		1,075,407

New Jersey - 1.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008A
5.00%, 5/01/17	250	262,450
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	330	343,850

		606,300

New York - 7.8%
City of New York NY
Series 2008C
5.25%, 8/01/17	160	174,933
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/23-11/15/26	475	557,596
New York State Dormitory Authority (City University of New York State Lease)
Series 2008B
5.00%, 7/01/16	150	157,546

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/18	1,000	1,115,760
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	414,214
Series 2013A
5.00%, 2/15/20	355	411,526
Series 2014A
5.00%, 2/15/28	190	221,432
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	299,333
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2008B
5.00%, 4/01/16	280	290,895
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	165	185,650
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	120	136,817

		3,965,702

Ohio - 3.0%
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/16	490	502,387
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	285	332,647
State of Ohio
Series 2009C
5.00%, 8/01/16	680	716,033

		1,551,067

Pennsylvania - 3.6%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	220	239,288
Pennsylvania Industrial Development Authority
Series 2012
5.00%, 7/01/15 (Pre-refunded/ETM)	655	657,489
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009

	Principal Amount (000)	U.S. $ Value
5.125%, 9/01/22	800	918,272

		1,815,049

Rhode Island - 1.3%
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	665,718

Texas - 7.1%
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/28	160	187,418
City of San Antonio TX Util Drainage System Revenue
Series 2013
5.00%, 2/01/27	135	156,759
City of San Antonio TX Water System Revenue
NATL Series 2007
5.50%, 5/15/16	680	713,721
City Public Service Board of San Antonio TX
Series 2012B
2.00%, 12/01/27	635	640,042
Series 2014
5.00%, 2/01/17	70	75,058
Denton Independent School District
Series 2012A
2.125%, 8/01/42	180	180,517
SA Energy Acquisition Public Facility Corp. (Goldman Sachs Group Inc/The)
Series 2007
5.50%, 8/01/22	460	537,142
Spring Independent School District
Series 2011
5.00%, 8/15/24	600	694,242
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	420	451,508

		3,636,407

Virginia - 1.9%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	580	625,762
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant)
Series 2013
5.00%, 3/15/16	310	321,616

		947,378

Washington - 4.0%
City of Seattle WA
Series 2014
5.00%, 5/01/16	335	349,442

	Principal Amount (000)	U.S. $ Value
Energy Northwest (Bonneville Power Administration)
Series 2009A
5.25%, 7/01/18	255	286,689
Series 2012A
5.00%, 7/01/19	620	708,158
State of Washington
Series 2011R
5.00%, 7/01/17	650	707,408

		2,051,697

Wisconsin - 1.6%
State of Wisconsin
Series 20143
5.00%, 11/01/21	190	225,897
Series 2014B
5.00%, 5/01/16	575	599,840

		825,737

Total Municipal Obligations (cost $33,608,213)		34,534,554

	Shares
COMMON STOCKS - 18.2%
Financials - 3.4%
Banks - 1.3%
Axis Bank Ltd.	1,770	16,198
Banco Macro SA (ADR)	190	9,409
Bank Hapoalim BM	2,680	14,044
Bank Mandiri Persero Tbk PT	9,000	7,330
Bank of America Corp.	4,750	78,375
Bank of Baroda	3,300	8,395
Bank of China Ltd.-Class H	34,000	22,480
Bank of Montreal	140	8,546
Bank of Queensland Ltd.	2,198	22,196
China Merchants Bank Co., Ltd.-Class H	4,000	12,087
Citigroup, Inc.	796	43,048
Citizens Financial Group, Inc.	929	24,934
Comerica, Inc.	163	7,979
Danske Bank A/S	1,020	29,899
Fifth Third Bancorp	350	7,084
HDFC Bank Ltd.	1,130	18,533
ICICI Bank Ltd.	2,100	10,424
ING Groep NV	1,880	31,042
Intesa Sanpaolo SpA	4,040	14,636
JPMorgan Chase & Co.	930	61,175
Mitsubishi UFJ Financial Group, Inc.	6,400	47,192
PNC Financial Services Group, Inc. (The)	152	14,545
Shinhan Financial Group Co., Ltd.	300	11,230
Societe Generale SA	349	16,261
Toronto-Dominion Bank (The)	380	16,546
UniCredit SpA	2,780	19,505
Wells Fargo & Co.	1,500	83,940

		657,033

Company	Shares	U.S. $ Value
Capital Markets - 0.4%
Affiliated Managers Group, Inc. (d)	119	26,616
Bank of New York Mellon Corp. (The)	450	19,512
BlackRock, Inc.-Class A	74	27,068
Goldman Sachs Group, Inc. (The)	127	26,186
Morgan Stanley	385	14,707
Partners Group Holding AG	60	18,814
State Street Corp.	100	7,793
UBS Group AG (d)	3,403	73,239

		213,935

Consumer Finance - 0.2%
Capital One Financial Corp.	675	56,403
Discover Financial Services	377	21,968
Muthoot Finance Ltd.	3,440	10,646
Shriram Transport Finance Co., Ltd.	800	10,310
Springleaf Holdings, Inc. (d)	441	20,956

		120,283

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (d)	200	28,600
Challenger Ltd./Australia	2,550	13,345
Intercontinental Exchange, Inc.	187	44,278
ORIX Corp.	1,700	26,804

		113,027

Insurance - 1.0%
ACE Ltd.	100	10,648
Admiral Group PLC	1,772	40,374
AIA Group Ltd.	13,600	89,102
Allstate Corp. (The)	730	49,144
American Financial Group, Inc./OH	550	34,925
American International Group, Inc.	830	48,646
Aon PLC	350	35,427
Assicurazioni Generali SpA	1,300	25,178
Aviva PLC	1,650	13,235
BB Seguridade Participacoes SA	2,400	25,120
Chubb Corp. (The)	68	6,630
First American Financial Corp.	199	7,106
Hanover Insurance Group, Inc. (The)	215	15,304
Progressive Corp. (The)	175	4,785
Prudential PLC	2,825	70,398
Suncorp Group Ltd.	920	9,487
Travelers Cos., Inc. (The)	125	12,640
Unum Group	125	4,370

		502,519

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	17,700	15,874
China Overseas Land & Investment Ltd.	4,000	14,380
Global Logistic Properties Ltd.	21,000	42,972
Lend Lease Group	1,050	13,297

		86,523

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	2,590	49,975

Company	Shares	U.S. $ Value
LIC Housing Finance Ltd.	1,280	8,391

		58,366

		1,751,686

Consumer Discretionary - 3.4%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	600	27,581
Continental AG	99	22,893
Lear Corp.	272	31,557
Magna International, Inc.-Class A	812	46,698
Nokian Renkaat Oyj	400	12,907
Plastic Omnium SA	350	9,922
Sumitomo Electric Industries Ltd.	1,700	27,036
Valeo SA	120	19,116

		197,710

Automobiles - 0.5%
Chongqing Changan Automobile Co., Ltd.-Class B (d)	3,600	9,574
Ford Motor Co.	2,879	43,674
Great Wall Motor Co., Ltd.-Class H	1,500	9,600
Honda Motor Co., Ltd.	1,000	34,385
Hyundai Motor Co.	60	8,527
Isuzu Motors Ltd.	1,000	13,541
Peugeot SA (d)	1,090	22,688
Tata Motors Ltd.	1,530	11,540
Toyota Motor Corp.	1,200	82,777

		236,306

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	3,600	20,676
Kroton Educacional SA	5,400	19,371
TAL Education Group (ADR) (d)	687	24,883

		64,930

Hotels, Restaurants & Leisure - 0.3%
Melco International Development Ltd.	11,000	16,669
Merlin Entertainments PLC (e)	2,510	17,628
Sodexo SA	460	47,411
Starbucks Corp.	1,572	81,681
Yum! Brands, Inc.	105	9,462

		172,851

Household Durables - 0.0%
GoPro, Inc.-Class A (d)	168	9,317

Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (The) (d)	37	43,366
Vipshop Holdings Ltd. (ADR) (d)	860	21,474

		64,840

Media - 0.6%
Comcast Corp.-Class A	1,378	80,558
CTS Eventim AG & Co. KGaA	430	15,302
Liberty Global PLC-Class A (d)	20	1,151

Company	Shares	U.S. $ Value
Liberty Global PLC-Series C (d)	798	42,892
Thomson Reuters Corp.	100	3,996
Time Warner, Inc.	615	51,955
Vivendi SA	906	23,021
Walt Disney Co. (The)	866	95,580

		314,455

Multiline Retail - 0.3%
B&M European Value Retail SA	3,900	19,447
Dillard’s, Inc.-Class A	184	21,346
Dollar General Corp.	500	36,295
Dollar Tree, Inc. (d)	437	32,770
Kohl’s Corp.	469	30,715
Matahari Department Store Tbk PT	3,000	3,949
Target Corp.	159	12,612

		157,134

Specialty Retail - 0.7%
Foot Locker, Inc.	497	31,410
Foschini Group Ltd. (The)	880	11,794
GameStop Corp.-Class A	706	30,647
Home Depot, Inc. (The)	847	94,373
Kingfisher PLC	1,770	10,043
L’Occitane International SA	3,000	8,841
O’Reilly Automotive, Inc. (d)	140	30,734
Office Depot, Inc. (d)	2,367	21,942
Ross Stores, Inc.	50	4,834
Sports Direct International PLC (d)	3,879	40,114
Staples, Inc.	1,062	17,486
Ulta Salon Cosmetics & Fragrance, Inc. (d)	160	24,419
Yamada Denki Co., Ltd.	3,300	13,850

		340,487

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	409	35,326
Eclat Textile Co., Ltd.	1,040	15,273
Global Brands Group Holding Ltd. (d)	24,000	5,350
Hugo Boss AG	181	20,688
Kering	40	7,018
NIKE, Inc.-Class B	714	72,592
Samsonite International SA	4,500	16,357
Titan Co., Ltd.	720	4,247

		176,851

		1,734,881

Information Technology - 3.0%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.	1,358	16,792
Cisco Systems, Inc.	1,283	37,605
F5 Networks, Inc. (d)	202	25,389

		79,786

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	692	39,479

Company	Shares	U.S. $ Value
Keysight Technologies, Inc. (d)	682	22,410

		61,889

Internet Software & Services - 0.7%
Baidu, Inc. (Sponsored ADR) (d)	252	49,745
Facebook, Inc.-Class A (d)	1,407	111,420
Google, Inc.-Class A (d)	44	23,994
Google, Inc.-Class C (d)	135	71,835
GrubHub, Inc. (d)	406	16,370
LinkedIn Corp.-Class A (d)	88	17,154
Tencent Holdings Ltd.	1,800	35,989
Twitter, Inc. (d)	844	30,950

		357,457

IT Services - 0.3%
Booz Allen Hamilton Holding Corp.	297	7,529
Tata Consultancy Services Ltd.	390	16,009
Visa, Inc.-Class A	1,728	118,679
Xerox Corp.	2,017	23,034

		165,251

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Semiconductor Engineering, Inc.	8,000	11,409
Altera Corp.	458	22,373
Applied Materials, Inc.	1,042	20,976
Infineon Technologies AG	1,400	18,283
Intel Corp.	1,800	62,028
Linear Technology Corp.	837	40,050
Novatek Microelectronics Corp.	4,000	21,725
NVIDIA Corp.	1,121	24,808
Screen Holdings Co., Ltd.	3,000	22,992
Sumco Corp.	1,600	24,057
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	14,271
Tokyo Electron Ltd.	300	19,281

		302,253

Software - 0.5%
ANSYS, Inc. (d)	444	39,516
Aspen Technology, Inc. (d)	255	10,914
Dassault Systemes	419	32,695
Electronic Arts, Inc. (d)	349	21,901
Microsoft Corp.	1,500	70,290
Mobileye NV (d)	870	40,959
Oracle Corp.	487	21,180
ServiceNow, Inc. (d)	334	25,588

		263,043

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	1,525	198,677
Casetek Holdings Ltd.	2,000	14,070
Catcher Technology Co., Ltd.	1,000	11,673
Hewlett-Packard Co.	1,675	55,945

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	24	28,233

		308,598

		1,538,277

Health Care - 2.5%
Biotechnology - 0.5%
Actelion Ltd. (REG) (d)	85	11,890
Biogen, Inc. (d)	289	114,730
Gilead Sciences, Inc. (d)	1,233	138,429

		265,049

Health Care Equipment & Supplies - 0.3%
Align Technology, Inc. (d)	305	18,504
Essilor International SA	72	8,783
Intuitive Surgical, Inc. (d)	182	88,771
Sartorius AG (Preference Shares)	150	26,420

		142,478

Health Care Providers & Services - 0.6%
Aetna, Inc.	308	36,335
Anthem, Inc.	375	62,944
Express Scripts Holding Co. (d)	250	21,785
Premier, Inc.-Class A (d)	626	23,988
Quest Diagnostics, Inc.	244	18,356
UnitedHealth Group, Inc.	1,265	152,066

		315,474

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	171	51,941
Illumina, Inc. (d)	182	37,507
Mettler-Toledo International, Inc. (d)	68	22,078
Quintiles Transnational Holdings, Inc. (d)	338	23,562

		135,088

Pharmaceuticals - 0.8%
Aspen Pharmacare Holdings Ltd. (d)	160	4,815
GlaxoSmithKline PLC	2,280	50,660
Johnson & Johnson	750	75,105
Merck & Co., Inc.	713	43,415
Novo Nordisk A/S-Class B	764	43,342
Pfizer, Inc.	2,442	84,859
Roche Holding AG	196	59,755
Sun Pharmaceutical Industries Ltd.	1,960	29,747

		391,698

		1,249,787

Industrials - 2.0%
Aerospace & Defense - 0.4%
Airbus Group NV	540	36,753
General Dynamics Corp.	100	14,016
L-3 Communications Holdings, Inc.	260	30,630
Northrop Grumman Corp.	125	19,897
Rockwell Collins, Inc.	463	44,073

Company	Shares	U.S. $ Value
Safran SA	240	16,965
Zodiac Aerospace	1,152	41,958

		204,292

Air Freight & Logistics - 0.0%
Royal Mail PLC	1,430	11,458

Airlines - 0.3%
Air Canada (d)	530	5,864
Alaska Air Group, Inc.	605	39,107
Delta Air Lines, Inc.	1,202	51,590
International Consolidated Airlines Group SA (d)	3,420	29,038
JetBlue Airways Corp. (d)	1,316	26,530
Qantas Airways Ltd. (d)	7,220	19,372

		171,501

Building Products - 0.0%
Assa Abloy AB-Class B	165	9,746

Commercial Services & Supplies - 0.2%
APR Energy PLC	1,977	11,142
Babcock International Group PLC	2,927	50,476
Regus PLC	6,039	23,901

		85,519

Electrical Equipment - 0.1%
Acuity Brands, Inc.	140	24,709
AMETEK, Inc.	616	33,116

		57,825

Industrial Conglomerates - 0.2%
Danaher Corp.	561	48,425
General Electric Co.	1,652	45,050

		93,475

Machinery - 0.3%
ITT Corp.	531	22,663
JTEKT Corp.	1,300	23,686
Pall Corp.	401	49,901
Wabtec Corp./DE	428	42,928

		139,178

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	4	7,710
Nippon Yusen KK	7,000	21,070

		28,780

Professional Services - 0.2%
51job, Inc. (ADR) (d)	110	3,414
Bureau Veritas SA	1,720	39,372
Capita PLC	2,048	39,264
Robert Half International, Inc.	298	16,798
Teleperformance	510	37,563

		136,411

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
Canadian National Railway Co.	130	7,712
CAR, Inc. (d)	2,000	4,784
Central Japan Railway Co.	100	17,330
Globaltrans Investment PLC (Sponsored GDR) (d)(e)	940	5,386
JB Hunt Transport Services, Inc.	228	19,157

		54,369

Trading Companies & Distributors - 0.1%
Brenntag AG	265	16,031
Bunzl PLC	840	24,386

		40,417

		1,032,971

Consumer Staples - 1.3%
Beverages - 0.2%
Asahi Group Holdings Ltd.	200	6,392
Molson Coors Brewing Co.-Class B	50	3,669
Monster Beverage Corp. (d)	548	69,750

		79,811

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	378	53,899
CP ALL PCL	3,700	5,032
CVS Health Corp.	1,306	133,708
Delhaize Group SA	295	26,332
Lenta Ltd. (GDR) (d)(e)	2,413	20,510
Magnit PJSC (Sponsored GDR) (e)	170	8,866
Olam International Ltd.	10,236	15,058
X5 Retail Group NV (GDR) (d)(e)	460	8,986

		272,391

Food Products - 0.1%
Ingredion, Inc.	110	9,017
Mead Johnson Nutrition Co.-Class A	464	45,147

		54,164

Household Products - 0.1%
Henkel AG & Co. KGaA	85	8,715
Procter & Gamble Co. (The)	503	39,430

		48,145

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	238	20,808
L’Oreal SA	102	19,238

		40,046

Tobacco - 0.3%
Altria Group, Inc.	426	21,811
British American Tobacco PLC	1,299	71,750
Imperial Tobacco Group PLC	664	34,241
Japan Tobacco, Inc.	400	14,516

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	328	27,247

		169,565

		664,122

Energy - 0.9%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (e)	920	5,400

Oil, Gas & Consumable Fuels - 0.9%
BG Group PLC	2,320	40,439
Canadian Natural Resources Ltd.	350	10,802
Chevron Corp.	414	42,642
Exxon Mobil Corp.	914	77,873
Hess Corp.	689	46,521
JX Holdings, Inc.	6,000	26,455
LUKOIL OAO (Sponsored ADR)	190	9,120
Marathon Petroleum Corp.	279	28,865
Murphy Oil Corp.	516	22,425
Petroleo Brasileiro SA (Sponsored ADR) (d)	1,890	14,610
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	710	21,170
SM Energy Co.	381	19,934
TOTAL SA	590	29,775
Valero Energy Corp.	618	36,610

		427,241

		432,641

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	202	6,977
Bezeq The Israeli Telecommunication Corp., Ltd.	3,612	6,043
BT Group PLC	2,840	19,424
China Telecom Corp., Ltd.-Class H	26,000	17,613
Level 3 Communications, Inc. (d)	740	41,055
Nippon Telegraph & Telephone Corp.	500	34,580
Telefonica Brasil SA (Preference Shares)	1,296	18,242

		143,934

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	1,500	19,795
Rogers Communications, Inc.-Class B	190	6,538
SK Telecom Co., Ltd.	40	8,842
SoftBank Corp.	600	35,716
Sunrise Communications Group AG (d)(e)	120	9,910
Tower Bersama Infrastructure Tbk PT	14,500	10,329
Turkcell Iletisim Hizmetleri AS	1,900	8,281
Vodafone Group PLC	9,270	36,236
Vodafone Group PLC (Sponsored ADR)	649	25,331

		160,978

		304,912

Materials - 0.6%
Chemicals - 0.5%
Agrium, Inc. (Toronto)	110	11,427
Arkema SA	220	16,315
CF Industries Holdings, Inc.	100	31,588

Company	Shares	U.S. $ Value
Chr Hansen Holding A/S	338	16,487
Essentra PLC	5,140	78,669
JSR Corp.	1,300	23,595
Koninklijke DSM NV	303	17,938
LyondellBasell Industries NV-Class A	325	32,858
Monsanto Co.	177	20,705

		249,582

Construction Materials - 0.1%
Boral Ltd.	4,140	19,736

Metals & Mining - 0.0%
Goldcorp, Inc.	400	7,102

Paper & Forest Products - 0.0%
Mondi PLC	752	16,988

		293,408

Utilities - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	373	20,996
Edison International	550	33,446
EDP-Energias de Portugal SA	7,630	29,766
Electricite de France SA	680	16,702
Enel SpA	2,840	13,804
FirstEnergy Corp.	119	4,246
Westar Energy, Inc.	450	16,502

		135,462

Gas Utilities - 0.1%
Atmos Energy Corp.	162	8,751
UGI Corp.	975	36,465

		45,216

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	1,200	16,320
Calpine Corp. (d)	1,557	31,296
Huadian Power International Corp., Ltd.-Class H	10,000	11,546

		59,162

Multi-Utilities - 0.1%
PG&E Corp.	407	21,762
Public Service Enterprise Group, Inc.	150	6,395

		28,157

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	1,600	9,315

		277,312

Total Common Stocks (cost $7,226,176)		9,279,997

INVESTMENT COMPANIES - 13.9%
Funds and Investment Trusts - 13.9%
AB Cap Fund - AB Multi-Manager Alternative Strategies Fund Class Z (d)(f)	198,389	2,051,338

Company	Shares	U.S. $ Value
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (f)	69,469	496,006
AB Pooling Portfolio-AB Volatility Management Portfolio (f)	370,788	4,556,980

Total Investment Companies (cost $6,419,820)		7,104,324

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.10% (f)(g) (cost $421,918)	421,918	421,918

Total Investments - 100.6% (cost $47,676,127) (h)		51,340,793
Other assets less liabilities - (0.6)%		(296,840)

Net Assets - 100.0%		$51,043,953

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	95	USD	30	6/02/15	$361
Goldman Sachs Bank USA	USD	30	BRL	95	6/02/15	(612)
Morgan Stanley & Co., Inc.	BRL	29	USD	9	6/02/15	22
Morgan Stanley & Co., Inc.	USD	9	BRL	29	6/02/15	(105)
Morgan Stanley & Co., Inc.	BRL	29	USD	9	7/02/15	111
Royal Bank of Scotland PLC	BRL	66	USD	22	6/02/15	1,780
Royal Bank of Scotland PLC	USD	21	BRL	66	6/02/15	(49)
Royal Bank of Scotland PLC	KRW	9,690	USD	9	8/13/15	286
Royal Bank of Scotland PLC	TWD	204	USD	7	8/13/15	5
State Street Bank & Trust Co.	AUD	27	USD	21	8/13/15	249
State Street Bank & Trust Co.	CAD	27	USD	22	8/13/15	433
State Street Bank & Trust Co.	EUR	152	USD	172	8/13/15	5,217
State Street Bank & Trust Co.	GBP	73	USD	111	8/13/15	(532)
State Street Bank & Trust Co.	GBP	33	USD	52	8/13/15	1,296
State Street Bank & Trust Co.	HKD	637	USD	82	8/13/15	21
State Street Bank & Trust Co.	ILS	42	USD	11	8/13/15	38
State Street Bank & Trust Co.	JPY	27,400	USD	227	8/13/15	6,410
State Street Bank & Trust Co.	NZD	25	USD	18	8/13/15	34
State Street Bank & Trust Co.	USD	28	AUD	35	8/13/15	(1,254)
State Street Bank & Trust Co.	USD	187	CAD	225	8/13/15	(6,654)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	21	CHF	19	8/13/15	$(605)
State Street Bank & Trust Co.	USD	16	CHF	15	8/13/15	10
State Street Bank & Trust Co.	USD	53	GBP	34	8/13/15	(699)
State Street Bank & Trust Co.	USD	53	GBP	35	8/13/15	23
State Street Bank & Trust Co.	USD	43	JPY	5,151	8/13/15	(1,289)
State Street Bank & Trust Co.	USD	9	KRW	9,690	8/13/15	(15)
State Street Bank & Trust Co.	USD	31	NZD	41	8/13/15	(1,698)
State Street Bank & Trust Co.	USD	25	SEK	202	8/13/15	(953)
State Street Bank & Trust Co.	USD	57	SGD	75	8/13/15	(1,028)

						$803

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$250	7/09/24	2.613%	CPI	#	$(21,349)
Barclays Bank PLC	3,000	8/11/15	2.030%	CPI	#	(200,899)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(13,694)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(34,344)
Barclays Bank PLC	200	5/04/25	2.125%	CPI	#	(2,109)
Citibank, NA	250	8/26/20	2.298%	CPI	#	(13,659)
JPMorgan Chase Bank, NA	200	3/04/24	2.493%	CPI	#	(14,904)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(103,027)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(16,236)

						$(420,221)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of May 31, 2015.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2015.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $76,686 or 0.2% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,088,686 and gross unrealized depreciation of investments was $(424,020), resulting in net unrealized appreciation of $3,664,666.

As of May 31, 2015, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.1% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
NATL	-	National Interstate Corporation
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SRF	-	State Revolving Fund

AB Tax-Managed Conservative Wealth Strategy

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$34,534,554		$	– 0	–	$34,534,554
Common Stocks:
Financials		925,369		826,317			– 0	–	1,751,686
Consumer Discretionary		1,134,056		600,825			– 0	–	1,734,881
Information Technology		1,283,599		254,678			– 0	–	1,538,277
Health Care		992,181		257,606			– 0	–	1,249,787
Industrials		599,671		433,300			– 0	–	1,032,971
Consumer Staples		453,862		210,260			– 0	–	664,122
Energy		300,282		132,359			– 0	–	432,641
Telecommunication Services		98,143		206,769			– 0	–	304,912
Materials		103,680		189,728			– 0	–	293,408
Utilities		205,494		71,818			– 0	–	277,312
Investment Companies		7,104,324		– 0	–		– 0	–	7,104,324
Short-Term Investments		421,918		– 0	–		– 0	–	421,918

Total Investments in Securities		13,622,579		37,718,214			– 0	–	51,340,793
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	16,296			– 0	–	16,296
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(15,493)			– 0	–	(15,493)
Inflation (CPI) Swaps		– 0	–	(420,221)			– 0	–	(420,221)

Total^		$13,622,579		$37,298,796		$	– 0	–	$50,921,375

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 20, 2015